Note 8 - Other Borrowings (Details) - Other Borrowings (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank borrowings:
Federal Home Loan Bank borrowings	$ 7,500,000	$ 17,500,000
Customer repurchase agreements with an average outstanding rate of .14% at December 31, 2013 and .17% at December 31, 2012	4,600,552	5,057,220
Total other borrowings	12,100,552	22,557,220
Secured Note at 4.2% [Member]
Federal Home Loan Bank borrowings:
Federal Home Loan Bank borrowings		10,000,000
Secured Note at 3.95% [Member]
Federal Home Loan Bank borrowings:
Federal Home Loan Bank borrowings	$ 7,500,000	$ 7,500,000